Expense Example, No Redemption {- Fidelity Advisor® Technology Fund} - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-26 - Fidelity Advisor® Technology Fund	Sep. 29, 2020 USD ($)
Fidelity Advisor Technology Fund-Class A
Expense Example, No Redemption:
1 Year	$ 672
3 Years	878
5 Years	1,101
10 Years	1,740
Fidelity Advisor Technology Fund-Class M
Expense Example, No Redemption:
1 Year	474
3 Years	736
5 Years	1,017
10 Years	1,819
Fidelity Advisor Technology Fund-Class C
Expense Example, No Redemption:
1 Year	180
3 Years	557
5 Years	959
10 Years	2,084
Fidelity Advisor Technology Fund - Class I
Expense Example, No Redemption:
1 Year	76
3 Years	237
5 Years	411
10 Years	918
Class Z
Expense Example, No Redemption:
1 Year	63
3 Years	199
5 Years	346
10 Years	$ 774